Vanguard® High-Yield Corporate Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.5%)
U.S. Government Securities (5.5%)
[1]	United States Treasury Note/Bond	2.625%	5/31/2027	22,039	21,764
	United States Treasury Note/Bond	4.625%	6/15/2027	6,800	6,860
	United States Treasury Note/Bond	4.375%	7/15/2027	6,400	6,440
[2]	United States Treasury Note/Bond	2.750%	7/31/2027	173,265	170,971
[2]	United States Treasury Note/Bond	3.875%	7/31/2027	102,362	102,402
	United States Treasury Note/Bond	0.375%	9/30/2027	14,000	13,334
	United States Treasury Note/Bond	3.500%	9/30/2027	81,000	80,604
	United States Treasury Note/Bond	0.500%	10/31/2027	3,000	2,854
[1]	United States Treasury Note/Bond	3.375%	11/30/2027	113,811	112,944
[1]	United States Treasury Note/Bond	4.250%	1/15/2028	27,568	27,732
	United States Treasury Note/Bond	3.500%	1/31/2028	12,474	12,394
	United States Treasury Note/Bond	4.250%	2/15/2028	4,100	4,125
[2,3]	United States Treasury Note/Bond	1.250%	3/31/2028	56,545	53,811
	United States Treasury Note/Bond	3.750%	4/15/2028	10,050	10,024
	United States Treasury Note/Bond	3.500%	4/30/2028	165,500	164,246
	United States Treasury Note/Bond	3.750%	5/15/2028	27,500	27,424
	United States Treasury Note/Bond	3.625%	5/31/2028	11,000	10,940
	United States Treasury Note/Bond	3.375%	9/15/2028	50,500	49,900
	United States Treasury Note/Bond	1.250%	9/30/2028	8,900	8,359
	United States Treasury Note/Bond	4.625%	9/30/2028	6,400	6,507
	United States Treasury Note/Bond	3.500%	11/15/2028	30,000	29,707
	United States Treasury Note/Bond	4.000%	1/31/2029	16,067	16,103
	United States Treasury Note/Bond	2.625%	2/15/2029	8,000	7,729
	United States Treasury Note/Bond	3.500%	2/15/2029	48,313	47,796
	United States Treasury Note/Bond	4.125%	3/31/2029	4,601	4,627
	United States Treasury Note/Bond	2.875%	4/30/2029	5,800	5,629
	United States Treasury Note/Bond	2.750%	5/31/2029	5,700	5,508
	United States Treasury Note/Bond	4.500%	5/31/2029	32	33
	United States Treasury Note/Bond	4.250%	6/30/2029	18,200	18,372
	United States Treasury Note/Bond	4.000%	7/31/2029	49,000	49,098
	United States Treasury Note/Bond	3.125%	8/31/2029	15,154	14,770
	United States Treasury Note/Bond	3.625%	8/31/2029	5,200	5,149
	United States Treasury Note/Bond	3.500%	9/30/2029	26,500	26,126
	United States Treasury Note/Bond	3.875%	9/30/2029	19,600	19,553
[3]	United States Treasury Note/Bond	4.125%	10/31/2029	18,400	18,502
	United States Treasury Note/Bond	3.875%	11/30/2029	11,703	11,671
	United States Treasury Note/Bond	4.125%	11/30/2029	4,100	4,123
	United States Treasury Note/Bond	3.875%	12/31/2029	3,300	3,290
	United States Treasury Note/Bond	3.500%	1/31/2030	4,700	4,624
	United States Treasury Note/Bond	4.250%	1/31/2030	4,000	4,039
	United States Treasury Note/Bond	1.500%	2/15/2030	8,900	8,136
[3]	United States Treasury Note/Bond	4.000%	2/28/2030	54,212	54,269
	United States Treasury Note/Bond	3.625%	3/31/2030	4,500	4,443
	United States Treasury Note/Bond	4.000%	3/31/2030	3,300	3,303
	United States Treasury Note/Bond	3.500%	4/30/2030	18,312	17,989
	United States Treasury Note/Bond	3.875%	4/30/2030	9,500	9,463
	United States Treasury Note/Bond	3.750%	6/30/2030	3,614	3,581
	United States Treasury Note/Bond	4.000%	7/31/2030	9,906	9,906
	United States Treasury Note/Bond	4.125%	8/31/2030	15,550	15,624
	United States Treasury Note/Bond	4.625%	9/30/2030	3,263	3,344
	United States Treasury Note/Bond	3.500%	11/30/2030	21,326	20,876
	United States Treasury Note/Bond	3.750%	12/31/2030	10,000	9,885
	United States Treasury Note/Bond	4.000%	1/31/2031	21,318	21,294
	United States Treasury Note/Bond	4.375%	1/31/2032	12,647	12,816
[3]	United States Treasury Note/Bond	4.125%	2/29/2032	19,785	19,792
	United States Treasury Note/Bond	2.000%	11/15/2041	17,000	11,673
[1]	United States Treasury Note/Bond	3.125%	11/15/2041	4,655	3,781
	United States Treasury Note/Bond	3.250%	5/15/2042	1,017	833
	United States Treasury Note/Bond	3.375%	8/15/2042	1,168	969
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	8,675	4,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.500%	11/15/2054	1,400	1,292
Total U.S. Government and Agency Obligations (Cost $1,432,720)					1,427,422
Corporate Bonds (86.3%)
Communications (13.9%)
[4]	Altice France SA	9.500%	11/1/2029	171	175
[4]	Altice France SA	6.875%	10/15/2030	17,702	17,392
[4]	Altice France SA	6.500%	4/15/2032	55,512	54,623
[4]	Altice France SA	6.875%	7/15/2032	20,053	19,723
	AMC Global Media Inc.	4.250%	2/15/2029	1,130	990
[4]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	12,325	12,218
[4,5]	Banijay Entertainment SAS	7.000%	5/1/2029	14,790	17,826
[4]	Banijay Entertainment SAS	8.125%	5/1/2029	29,875	30,841
	Belo Corp.	7.750%	6/1/2027	24,745	25,358
	Belo Corp.	7.250%	9/15/2027	11,942	12,243
[4]	Black Pearl Compute LLC	6.125%	2/15/2031	63,049	63,996
[4]	Cable One Inc.	4.000%	11/15/2030	18,018	12,607
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	17,518	17,517
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	13,200	13,061
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	40,220	39,608
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	40,000	40,104
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	21,225	20,123
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	104,905	97,864
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	129,720	117,736
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	48,650	49,149
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	10,870	9,733
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	114,786	100,928
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.000%	2/1/2033	33,556	33,094
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	43,925	36,826
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	2/1/2036	26,915	26,390
[4,6]	Cipher Compute LLC	7.125%	11/15/2030	27,855	28,886
[4]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	28,670	29,868
[4]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	49,965	52,003
[4]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	29,185	30,650
[4]	CSC Holdings LLC	5.500%	4/15/2027	13,190	11,129
[4]	CSC Holdings LLC	5.375%	2/1/2028	3,470	2,588
[4]	CSC Holdings LLC	11.250%	5/15/2028	4,770	3,937
[4]	CSC Holdings LLC	11.750%	1/31/2029	10,767	7,699
[4]	CSC Holdings LLC	4.125%	12/1/2030	27,928	16,656
[4]	CSC Holdings LLC	3.375%	2/15/2031	27,720	16,633
[4]	CSC Holdings LLC	4.500%	11/15/2031	32,840	19,299
[4]	Directv Financing LLC	8.875%	2/1/2030	68,595	69,909
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	36,629	36,637
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	10.000%	2/15/2031	39,672	41,271
	Discovery Communications LLC	3.625%	5/15/2030	17,425	16,259
	Discovery Global Holdings Inc.	4.054%	3/15/2029	17,150	16,697
	Discovery Global Holdings Inc.	4.279%	3/15/2032	79,571	72,065
	Discovery Global Holdings Inc.	5.050%	3/15/2042	97,656	70,090
	Discovery Global Holdings Inc.	5.141%	3/15/2052	20,850	13,763
[4]	DISH Network Corp.	11.750%	11/15/2027	10,920	11,264
	EchoStar Corp.	10.750%	11/30/2029	33,510	36,343
[7]	EchoStar Corp., 6.750% PIK or 6.750% Cash	6.750%	11/30/2030	4,590	4,660
[4]	Fibercop SpA	6.375%	11/15/2033	7,050	7,047
[4]	Fibercop SpA	6.000%	9/30/2034	21,092	20,333
[4]	Fibercop SpA	7.200%	7/18/2036	27,973	27,999
[4]	Fibercop SpA	7.721%	6/4/2038	15,030	15,041
[4]	Flash Compute LLC	7.250%	12/31/2030	6,975	7,115
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	79,371	79,371
[4]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	46,040	43,055
[4]	Gray Media Inc.	9.625%	7/15/2032	7,658	7,789
[4]	Gray Media Inc.	7.250%	8/15/2033	4,739	4,829
[4]	Iliad Holding SAS	7.000%	10/15/2028	42,275	42,586
[4,5]	Iliad Holding SAS	5.375%	4/15/2030	7,665	9,144
[4]	Iliad Holding SAS	8.500%	4/15/2031	52,080	55,215
[4]	Iliad Holding SAS	7.000%	4/15/2032	20,000	20,312
	Lamar Media Corp.	3.750%	2/15/2028	30,000	29,422
	Lamar Media Corp.	4.875%	1/15/2029	1,820	1,810
	Lamar Media Corp.	4.000%	2/15/2030	62,275	59,858
	Lamar Media Corp.	3.625%	1/15/2031	49,823	46,727
[4]	Level 3 Financing Inc.	3.625%	1/15/2029	5,998	5,706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Level 3 Financing Inc.	3.875%	11/15/2029	2,930	2,719
[4]	Level 3 Financing Inc.	6.875%	6/30/2033	67,105	69,304
[4]	Level 3 Financing Inc.	7.000%	3/31/2034	24,500	25,471
[4]	Level 3 Financing Inc.	8.500%	1/15/2036	35,860	38,464
[4,5]	Lorca Telecom Bondco SA	4.000%	9/18/2027	4,539	5,327
[4]	Match Group Holdings II LLC	4.625%	6/1/2028	16,238	16,031
[4]	Match Group Holdings II LLC	5.625%	2/15/2029	2,985	2,994
[4]	Match Group Holdings II LLC	4.125%	8/1/2030	12,653	11,889
[4]	Meridian Arc Holdco LLC	6.250%	4/30/2031	95,325	95,335
[4]	Midcontinent Communications	8.000%	8/15/2032	30,885	29,139
[4]	Neptune Bidco US Inc.	9.500%	2/15/2033	14,680	14,703
[4]	Nexstar Media Inc.	6.500%	9/15/2033	22,743	22,921
[4]	Nexstar Media Inc.	7.250%	4/15/2034	9,840	9,906
[4,5]	OAK-Eagle Acquireco Inc.	6.250%	7/1/2033	7,000	8,441
[4]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	37,920	39,023
[4]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	14,855	15,436
[4,5]	Odido Group Holding BV	5.500%	1/15/2030	9,150	10,681
[4,5]	Odido Holding BV	3.750%	1/15/2029	33,365	38,870
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	6,125	6,122
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	18,353	17,834
[4]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	9,270	9,700
	Paramount Global	4.200%	6/1/2029	26,558	25,592
	Paramount Global	7.875%	7/30/2030	12,075	12,857
	Paramount Global	4.200%	5/19/2032	43,975	38,417
	Paramount Global	5.500%	5/15/2033	4,700	4,265
	Paramount Global	6.875%	4/30/2036	14,900	13,877
	Paramount Global	4.850%	7/1/2042	9,895	6,683
	Paramount Global	4.375%	3/15/2043	35,475	22,626
	Paramount Global	5.850%	9/1/2043	25,340	18,641
	Paramount Global	4.950%	5/19/2050	9,735	6,123
	Paramount Global	6.250%	2/28/2057	27,891	19,816
	Paramount Global	6.375%	3/30/2062	20,875	16,191
[4,8]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	30,638	30,370
[4]	ROBLOX Corp.	3.875%	5/1/2030	40,665	38,547
	Rogers Communications Inc.	7.000%	4/15/2055	8,895	9,080
	Rogers Communications Inc.	7.125%	4/15/2055	21,095	21,780
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	49,629	47,026
[4]	Sirius XM Radio LLC	4.000%	7/15/2028	15,300	14,863
[4]	Sirius XM Radio LLC	4.125%	7/1/2030	12,320	11,480
[4]	Sirius XM Radio LLC	3.875%	9/1/2031	2,680	2,429
[4]	Sunrise FinCo I BV	4.875%	7/15/2031	70,361	67,599
[4,6]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	13,718	13,497
	Telecom Italia Capital SA	6.375%	11/15/2033	1,185	1,242
	Telecom Italia Capital SA	6.000%	9/30/2034	1,358	1,396
	Telecom Italia Capital SA	7.200%	7/18/2036	14,633	15,976
	Telecom Italia Capital SA	7.721%	6/4/2038	7,265	8,253
[4,5]	United Group BV	6.500%	10/31/2031	39,530	47,164
[4,5]	United Group BV	6.250%	1/31/2032	10,630	12,479
[4,5,8]	United Group BV	6.375%	5/14/2033	12,400	14,474
[4]	Univision Communications Inc.	4.500%	5/1/2029	19,410	18,539
[4]	Univision Communications Inc.	7.375%	6/30/2030	19,610	19,594
[4]	Univision Communications Inc.	8.500%	7/31/2031	81,306	82,532
[4]	Univision Communications Inc.	9.375%	8/1/2032	18,745	19,407
[4]	Univision Communications Inc.	8.875%	4/15/2033	20,025	20,136
[4]	Versant Media Group Inc.	7.250%	1/30/2031	38,105	39,561
[4]	Virgin Media Finance plc	5.000%	7/15/2030	1,470	1,238
[4]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	11,540	10,366
[4]	Virgin Media Secured Finance plc	5.500%	5/15/2029	38,280	36,979
[4]	Virgin Media Secured Finance plc	4.500%	8/15/2030	44,907	39,949
[4]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	62,990	54,345
[4]	Vmed O2 UK Financing I plc	6.750%	1/15/2033	33,179	30,401
[4]	VZ Secured Financing BV	5.000%	1/15/2032	46,082	40,500
[4]	VZ Secured Financing BV	7.500%	1/15/2033	28,495	27,657
[4]	WULF Compute LLC	7.750%	10/15/2030	86,340	90,712
[4]	Ziggo BV	4.875%	1/15/2030	54,715	51,407
					3,578,166
Consumer Discretionary (15.3%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	38,422	37,716
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	4,950	4,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/2029	11,215	10,794
[4]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	39,715	40,410
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	38,180	38,545
[4]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	123,929	117,858
[4,8]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	8,253	8,291
[4]	Acushnet Co.	5.625%	12/1/2033	8,596	8,635
[4]	Adient Global Holdings Ltd.	7.500%	2/15/2033	17,890	18,293
[4]	Advance Auto Parts Inc.	7.000%	8/1/2030	7,171	7,398
[4]	Advance Auto Parts Inc.	7.375%	8/1/2033	19,212	19,775
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	11,606	11,277
[4]	American Axle & Manufacturing Inc.	6.375%	10/15/2032	34,435	34,371
[4]	American Axle & Manufacturing Inc.	7.750%	10/15/2033	43,015	42,067
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	21,419	21,156
[4]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	46,432	44,312
	Asbury Automotive Group Inc.	4.500%	3/1/2028	22,880	22,627
[4]	Asbury Automotive Group Inc.	4.625%	11/15/2029	33,500	32,616
	Asbury Automotive Group Inc.	4.750%	3/1/2030	11,463	11,159
[4]	Asbury Automotive Group Inc.	5.000%	2/15/2032	35,440	33,990
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	5,580	5,339
[4]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	34,479	32,817
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	4.750%	4/1/2028	37,425	36,490
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	5.375%	3/1/2029	16,665	16,178
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.250%	1/15/2030	2,735	2,807
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.000%	2/15/2031	7,825	7,896
[4]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	22,050	22,166
[5]	Avis Budget Finance plc	7.000%	2/28/2029	6,750	7,876
	Bath & Body Works Inc.	5.250%	2/1/2028	1,550	1,553
[4]	Bath & Body Works Inc.	6.625%	10/1/2030	18,735	18,958
	Bath & Body Works Inc.	6.875%	11/1/2035	5,565	5,493
	Bath & Body Works Inc.	6.750%	7/1/2036	7,515	7,309
[4,5]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	18,275	21,295
[4,7]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	50,830	55,891
[4]	Belron UK Finance plc	5.750%	10/15/2029	53,115	53,646
[4,5]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	11,925	13,919
[4,5,9]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.988%	7/18/2030	18,790	21,973
[4,5]	Betclic Everest Group SAS	5.125%	12/10/2031	6,275	7,343
	Boyd Gaming Corp.	4.750%	12/1/2027	85,160	84,791
[4]	Boyd Gaming Corp.	4.750%	6/15/2031	14,505	13,978
[4]	Brightstar Lottery plc / Brightstar Global Solutions Corp.	5.750%	1/15/2033	4,655	4,557
[4]	Builders FirstSource Inc.	5.000%	3/1/2030	13,400	13,129
[4]	Builders FirstSource Inc.	4.250%	2/1/2032	33,750	31,350
[4]	Builders FirstSource Inc.	6.375%	3/1/2034	31,575	31,447
[4]	Builders FirstSource Inc.	6.750%	5/15/2035	8,405	8,489
[4]	Caesars Entertainment Inc.	4.625%	10/15/2029	3,250	3,136
[4]	Caesars Entertainment Inc.	7.000%	2/15/2030	44,785	45,453
[4]	Caesars Entertainment Inc.	6.500%	2/15/2032	22,105	21,513
[4]	Caesars Entertainment Inc.	6.000%	10/15/2032	9,500	8,514
[4]	Carnival Corp.	4.000%	8/1/2028	44,370	43,353
[4]	Carnival Corp.	5.125%	5/1/2029	21,840	21,762
[4]	Carnival Corp.	7.000%	8/15/2029	5,905	6,127
[4]	Carnival Corp.	5.750%	3/15/2030	23,330	23,677
[4]	Carnival Corp.	5.875%	6/15/2031	29,258	29,686
[4]	Century Communities Inc.	3.875%	8/15/2029	34,362	32,482
[4]	Century Communities Inc.	6.625%	9/15/2033	14,960	14,895
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	4,038	4,270
[4]	Churchill Downs Inc.	5.500%	4/1/2027	5,802	5,797
[4]	Churchill Downs Inc.	4.750%	1/15/2028	8,415	8,344
[4]	Churchill Downs Inc.	5.750%	4/1/2030	34,716	34,643
[4]	Churchill Downs Inc.	6.750%	5/1/2031	4,860	4,969
[4]	Cinemark USA Inc.	5.250%	7/15/2028	36,520	36,389
[4]	Cinemark USA Inc.	7.000%	8/1/2032	13,935	14,399
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	28,505	29,009
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	19,711	20,346
[4,5]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	22,335	26,124
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	9/15/2032	22,240	22,732
[4]	CP Atlas Buyer Inc.	9.750%	7/15/2030	29,265	27,184
[4,7]	CP Atlas Buyer Inc., 5.750% PIK and 7.000% Cash	12.750%	1/15/2031	19,353	14,324
[4]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.125%	4/15/2031	3,395	3,429
[4]	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl	6.375%	4/15/2034	2,270	2,268
	Dana Inc.	4.250%	9/1/2030	3,532	3,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dana Inc.	4.500%	2/15/2032	6,727	6,345
[4]	Flutter Treasury DAC	5.875%	6/4/2031	16,405	16,290
[4]	Forvia SE	8.000%	6/15/2030	31,375	33,055
[4,5]	Forvia SE	5.375%	3/15/2031	7,075	8,396
[4]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	9,281	9,685
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	5,685	5,648
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	54,288	52,043
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	9,860	9,756
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	9,860	8,843
[4]	Great Canadian Gaming Corp./Raptor LLC	8.750%	11/15/2029	20,000	19,497
	Griffon Corp.	5.750%	3/1/2028	14,690	14,656
[4]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	4,755	4,591
[4]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	16,120	16,318
[4]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	24,090	24,240
[4]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	11,635	11,549
[4,5,7]	IHO Verwaltungs GmbH, 6.375% PIK or 5.625% Cash	5.625%	5/15/2031	1,800	2,137
[4,7]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	6,743	6,854
	KB Home	4.800%	11/15/2029	9,800	9,610
	KB Home	4.000%	6/15/2031	22,070	20,551
[4]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	24,360	24,322
[4]	LBM Acquisition LLC	6.250%	1/15/2029	33,235	23,024
[4]	LBM Acquisition LLC	9.500%	6/15/2031	26,645	23,375
[4]	LCM Investments Holdings II LLC	4.875%	5/1/2029	14,550	14,250
[4]	LCM Investments Holdings II LLC	8.250%	8/1/2031	37,625	39,390
[4]	Light & Wonder International Inc.	6.250%	10/1/2033	9,535	9,470
[4]	Lithia Motors Inc.	4.625%	12/15/2027	53,445	53,125
[4]	Lithia Motors Inc.	3.875%	6/1/2029	3,463	3,317
[4]	Lithia Motors Inc.	4.375%	1/15/2031	17,655	16,734
[4]	Live Nation Entertainment Inc.	3.750%	1/15/2028	5,468	5,370
[4]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	2,796	2,735
[4]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	23,575	23,352
[4]	Men's Wearhouse LLC	9.000%	2/1/2031	5,250	5,551
[4]	MGM China Holdings Ltd.	7.125%	6/26/2031	13,540	14,072
	MGM Resorts International	6.500%	4/15/2032	10,150	10,287
[4]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	9,025	8,913
[4]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	15,762	14,546
[4]	NCL Corp. Ltd.	7.750%	2/15/2029	15,895	16,594
[4]	NCL Corp. Ltd.	5.875%	1/15/2031	32,510	31,621
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	54,060	53,811
[4]	NCL Corp. Ltd.	6.250%	9/15/2033	23,100	22,353
[4]	NCL Finance Ltd.	6.125%	3/15/2028	1,880	1,906
	Newell Brands Inc.	6.375%	9/15/2027	12,923	13,054
[4]	Newell Brands Inc.	8.500%	6/1/2028	42,025	43,896
	Newell Brands Inc.	6.625%	9/15/2029	19,212	19,200
	Newell Brands Inc.	6.375%	5/15/2030	32,820	32,152
	Newell Brands Inc.	6.625%	5/15/2032	21,415	20,786
	Newell Brands Inc.	7.375%	4/1/2036	6,873	6,552
	Newell Brands Inc.	7.500%	4/1/2046	11,101	9,552
[4]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	7,090	7,042
[4]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	7,850	7,686
[4]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	34,335	33,824
[4]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	19,075	18,826
[4]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	24,250	25,064
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	26,743	27,874
[4]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	17,415	18,376
[4]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	8,960	8,851
[4]	Petco Health & Wellness Co. Inc.	8.250%	2/1/2031	52,975	53,521
[4]	QXO Building Products Inc.	6.750%	4/30/2032	51,635	52,674
[4]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	10,139	10,315
	Service Corp. International	4.625%	12/15/2027	14,095	13,991
	Service Corp. International	5.125%	6/1/2029	39,290	39,210
	Service Corp. International	3.375%	8/15/2030	28,585	26,630
	Service Corp. International	4.000%	5/15/2031	58,730	55,450
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	28,161	27,099
[4]	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Millennium Operations LLC	8.625%	1/15/2032	26,695	27,157
[4]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	48,110	48,962
[4]	Somnigroup International Inc.	3.875%	10/15/2031	19,802	18,305
[4]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	29,290	25,850
[4]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	36,669	36,513
[4]	Staples Inc.	10.750%	9/1/2029	68,422	65,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Studio City Finance Ltd.	6.500%	1/15/2028	5,440	5,419
[4]	Studio City Finance Ltd.	5.000%	1/15/2029	26,027	24,808
[4]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	18,142	18,069
[4]	Taylor Morrison Communities Inc.	5.750%	11/15/2032	15,805	15,979
	Under Armour Inc.	3.250%	6/15/2026	42,005	41,925
[4]	Vail Resorts Inc.	5.625%	7/15/2030	14,380	14,363
[4]	Vail Resorts Inc.	6.500%	5/15/2032	28,705	29,281
[4]	Victoria's Secret & Co.	4.625%	7/15/2029	25,906	24,967
[4]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	14,125	14,760
[4]	Viking Cruises Ltd.	7.000%	2/15/2029	4,625	4,637
[4]	Viking Cruises Ltd.	9.125%	7/15/2031	31,220	32,863
[4]	Viking Cruises Ltd.	5.875%	10/15/2033	41,390	41,476
[4]	Wayfair LLC	7.250%	10/31/2029	28,740	29,436
[4]	Wayfair LLC	7.750%	9/15/2030	38,085	39,528
[4]	Wayfair LLC	6.750%	11/15/2032	23,400	23,657
	Whirlpool Corp.	6.125%	6/15/2030	7,135	6,989
	Whirlpool Corp.	6.500%	6/15/2033	30,686	29,386
[4]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	6,816	6,749
[4]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	46,165	46,184
[4]	Wynn Macau Ltd.	5.500%	10/1/2027	27,375	27,280
[4]	Wynn Macau Ltd.	5.625%	8/26/2028	45,454	45,151
[4]	Wynn Macau Ltd.	5.125%	12/15/2029	31,485	30,754
[4]	Wynn Macau Ltd.	6.750%	2/15/2034	27,224	27,272
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	6,697	6,653
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	50,860	53,884
[4]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	25,645	25,764
[4]	Yum! Brands Inc.	4.750%	1/15/2030	39,610	39,206
	Yum! Brands Inc.	3.625%	3/15/2031	41,557	38,706
	Yum! Brands Inc.	4.625%	1/31/2032	14,640	14,090
[4]	ZF North America Capital Inc.	7.500%	3/24/2031	86,305	86,625
[4]	ZF North America Capital Inc.	6.875%	4/23/2032	6,813	6,662
					3,945,699
Consumer Staples (3.8%)
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	12,300	12,445
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.500%	3/31/2031	3,495	3,478
[4]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	5.750%	3/31/2034	19,275	18,789
	B&G Foods Inc.	5.250%	9/15/2027	36,025	34,770
[4]	B&G Foods Inc.	8.000%	9/15/2028	34,675	34,393
[10]	Bellis Acquisition Co. plc	8.125%	5/14/2030	17,250	21,655
[5]	Bellis Acquisition Co. plc	8.000%	7/1/2031	18,800	21,073
[4,5]	Boots Group Finco LP	5.375%	8/31/2032	13,245	15,706
[4]	Chobani LLC / Chobani Finance Corp. Inc.	6.375%	4/15/2034	33,425	34,114
[4]	Darling Ingredients Inc.	5.250%	4/15/2027	8,820	8,816
[4]	Darling Ingredients Inc.	6.000%	6/15/2030	13,430	13,549
[5]	Energizer Gamma Acquisition BV	3.500%	6/30/2029	4,120	4,614
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	57,336	56,568
[4]	Energizer Holdings Inc.	4.375%	3/31/2029	71,561	68,842
[4]	Energizer Holdings Inc.	6.000%	9/15/2033	22,365	21,372
[4,5]	Froneri Lux FinCo Sarl	4.750%	8/1/2032	7,900	8,991
[4]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	74,127	73,338
[4]	Industrial F&B Investments III Inc.	7.750%	2/11/2033	25,089	25,367
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	33,526	35,085
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	7.125%	4/30/2033	8,110	8,202
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	5,974	5,942
[4]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	32,663	31,296
[4]	Opal Bidco SAS	6.500%	3/31/2032	23,220	23,659
[4]	Performance Food Group Inc.	4.250%	8/1/2029	45,029	43,642
[4]	Performance Food Group Inc.	6.125%	9/15/2032	23,155	23,502
[4]	Performance Food Group Inc.	5.625%	3/1/2034	50,905	49,841
[4]	Post Holdings Inc.	4.625%	4/15/2030	45,559	44,119
[4]	Post Holdings Inc.	4.500%	9/15/2031	30,840	29,003
[4]	Post Holdings Inc.	6.250%	2/15/2032	17,455	17,822
[4]	Post Holdings Inc.	6.375%	3/1/2033	15,596	15,594
[4]	Post Holdings Inc.	6.250%	10/15/2034	2,270	2,242
[4]	Post Holdings Inc.	6.500%	3/15/2036	47,450	47,154
[4]	Prestige Brands Inc.	5.125%	1/15/2028	27,925	27,881
[4]	Prestige Brands Inc.	3.750%	4/1/2031	8,998	8,313
[4]	US Foods Inc.	6.875%	9/15/2028	2,254	2,307
[4]	US Foods Inc.	4.750%	2/15/2029	27,918	27,577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	US Foods Inc.	4.625%	6/1/2030	13,663	13,367
[4]	US Foods Inc.	7.250%	1/15/2032	6,920	7,203
[4]	US Foods Inc.	5.750%	4/15/2033	27,060	27,163
					968,794
Energy (10.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	7,782	7,783
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	12,375	12,361
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	45,435	46,652
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	10/15/2033	37,205	37,213
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	7/1/2034	24,985	24,935
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	42,805	43,950
[4]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	6,630	6,814
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	24,248	25,088
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	8,998	9,407
	Buckeye Partners LP	3.950%	12/1/2026	21,628	21,473
	Buckeye Partners LP	4.125%	12/1/2027	27,120	26,759
[4]	Buckeye Partners LP	4.500%	3/1/2028	82,078	81,354
[4]	Buckeye Partners LP	6.875%	7/1/2029	28,275	29,199
[4]	Buckeye Partners LP	6.750%	2/1/2030	25,250	26,108
	Buckeye Partners LP	5.850%	11/15/2043	16,000	14,644
[4]	California Resources Corp.	7.000%	1/15/2034	30,100	30,669
[4]	Chord Energy Corp.	6.000%	10/1/2030	8,340	8,510
[4]	Chord Energy Corp.	6.750%	3/15/2033	8,850	9,200
[4]	CNX Resources Corp.	7.375%	1/15/2031	9,585	9,875
[4]	CNX Resources Corp.	7.250%	3/1/2032	27,744	28,895
[4]	CNX Resources Corp.	5.875%	3/1/2034	9,108	9,032
[4]	Crescent Energy Finance LLC	7.750%	7/31/2029	19,265	19,371
[4]	Crescent Energy Finance LLC	7.875%	4/15/2032	32,900	34,085
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	33,799	35,651
[4]	DT Midstream Inc.	4.125%	6/15/2029	27,644	27,064
[4]	DT Midstream Inc.	4.375%	6/15/2031	45,135	43,610
	EQT Corp.	4.750%	1/15/2031	27,262	27,127
[4]	Excelerate Energy LP	8.000%	5/15/2030	8,007	8,489
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	23,490	24,388
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	2,935	3,073
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	12,015	12,635
	Genesis Energy LP / Genesis Energy Finance Corp.	6.750%	3/15/2034	7,590	7,654
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	12,033	12,327
[4]	Howard Midstream Energy Partners LLC	7.375%	7/15/2032	24,890	25,944
[4]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	57,725	58,672
[4]	Kinetik Holdings LP	6.625%	12/15/2028	21,780	22,220
[4]	Kinetik Holdings LP	5.875%	6/15/2030	4,441	4,456
[4]	Matador Resources Co.	6.500%	4/15/2032	27,887	28,441
[4]	Matador Resources Co.	6.250%	4/15/2033	41,843	42,542
[4]	Matador Resources Co.	6.000%	4/15/2034	41,195	41,333
[4]	Noble Finance II LLC	8.000%	4/15/2030	56,025	58,308
[4]	Northriver Midstream Finance LP	6.750%	7/15/2032	61,385	62,941
	Ovintiv Inc.	7.375%	11/1/2031	26,708	29,678
[4]	Permian Resources Operating LLC	5.875%	7/1/2029	41,720	41,757
[4]	Permian Resources Operating LLC	9.875%	7/15/2031	5,308	5,615
[4]	Permian Resources Operating LLC	7.000%	1/15/2032	33,205	34,541
[4]	Permian Resources Operating LLC	6.250%	2/1/2033	23,400	23,939
[4]	Range Resources Corp.	4.750%	2/15/2030	66,366	65,144
[4]	Rockies Express Pipeline LLC	4.950%	7/15/2029	6,723	6,643
[4]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3,250	3,168
[4]	Rockies Express Pipeline LLC	6.750%	3/15/2033	35,882	37,408
[4]	Rockies Express Pipeline LLC	7.500%	7/15/2038	4,100	4,318
	SM Energy Co.	6.750%	9/15/2026	19,200	19,203
	SM Energy Co.	6.625%	1/15/2027	1,295	1,295
	SM Energy Co.	6.500%	7/15/2028	17,875	17,906
[4]	SM Energy Co.	6.750%	8/1/2029	45,155	46,324
[4]	SM Energy Co.	8.625%	11/1/2030	8,197	8,672
[4]	SM Energy Co.	8.750%	7/1/2031	13,923	14,604
[4]	SM Energy Co.	7.000%	8/1/2032	75,982	77,913
[4]	SM Energy Co.	9.625%	6/15/2033	16,273	18,144
[4]	SM Energy Co.	6.625%	4/15/2034	35,755	36,256
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	9,588	10,113
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	6,785	7,063
[4]	Sunoco LP	7.000%	5/1/2029	15,350	15,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sunoco LP	4.500%	10/1/2029	9,825	9,622
[4]	Sunoco LP	5.625%	3/15/2031	25,735	25,819
[4]	Sunoco LP	5.375%	7/15/2031	38,405	38,240
[4]	Sunoco LP	7.250%	5/1/2032	14,320	14,997
[4]	Sunoco LP	6.250%	7/1/2033	27,095	27,660
[4]	Sunoco LP	5.875%	3/15/2034	18,425	18,352
[4]	Sunoco LP	5.625%	7/15/2034	40,200	39,649
[4]	Sunoco LP	7.875%	Perpetual	11,945	12,377
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	11,360	11,373
[4]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	9,705	9,941
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	25,630	25,163
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	36,380	35,337
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	31,282	32,211
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	13,022	13,087
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.750%	3/15/2034	15,941	16,283
[4]	Transocean International Ltd.	8.250%	5/15/2029	10,110	10,503
[4]	Transocean International Ltd.	8.750%	2/15/2030	59,955	62,788
[4]	Transocean International Ltd.	8.500%	5/15/2031	13,617	14,408
[4]	Transocean International Ltd.	7.875%	10/15/2032	5,505	5,899
[4]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	49,312	50,966
[4]	USA Compression Partners LP / USA Compression Finance Corp.	6.250%	10/1/2033	34,980	35,294
[4]	Valaris Ltd.	8.375%	4/30/2030	31,576	32,923
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	36,437	34,897
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	19,695	20,273
[4]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	20,170	18,908
[4]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	21,215	18,917
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	45,558	49,726
[4]	Venture Global LNG Inc.	7.000%	1/15/2030	9,490	9,769
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	47,080	49,035
[4]	Venture Global LNG Inc.	9.875%	2/1/2032	71,989	77,226
[4]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	20,205	20,835
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	8,115	9,004
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	65,800	68,931
[4]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	46,739	48,738
[4]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	8,435	9,473
[4]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	51,553	54,792
[4]	Weatherford International Ltd.	6.750%	10/15/2033	33,285	34,514
					2,703,729
Financials (9.4%)
[4]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	90,825	86,725
[4]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	14,675	14,461
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	9,650	9,499
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	38,525	38,991
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	21,358	21,768
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	14,900	15,027
[4]	AmWINS Group Inc.	6.375%	2/15/2029	17,235	17,445
[4]	AmWINS Group Inc.	4.875%	6/30/2029	11,144	10,776
[4,5]	Ardonagh Finco Ltd.	6.875%	2/15/2031	1,500	1,760
[4]	Ardonagh Finco Ltd.	7.750%	2/15/2031	1,390	1,418
[4]	Ardonagh Group Finance Ltd.	8.875%	2/15/2032	686	684
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.000%	12/31/2032	82,790	86,535
[4]	Asurion LLC / Asurion Co-Issuer Inc.	8.375%	2/1/2034	50,305	49,664
	Block Inc.	2.750%	6/1/2026	42,103	42,005
[4]	Block Inc.	5.625%	8/15/2030	17,520	17,529
	Block Inc.	6.500%	5/15/2032	77,670	79,164
[4]	Block Inc.	6.000%	8/15/2033	12,465	12,457
[4]	Burford Capital Global Finance LLC	6.250%	4/15/2028	3,960	3,858
[4]	Burford Capital Global Finance LLC	9.250%	7/1/2031	3,960	3,687
[4]	Burford Capital Global Finance LLC	8.500%	1/15/2034	6,750	5,705
[4]	Credit Acceptance Corp.	9.250%	12/15/2028	34,155	35,661
[4]	Credit Acceptance Corp.	6.625%	3/15/2030	63,650	63,422
[4]	CrossCountry Intermediate HoldCo LLC	6.500%	10/1/2030	41,466	40,771
[4]	CrossCountry Intermediate HoldCo LLC	6.750%	12/1/2032	41,475	40,178
[4]	EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM	7.375%	9/30/2030	8,615	8,558
[4]	Fair Isaac Corp.	6.000%	5/15/2033	10,920	10,770
[4]	Fair Isaac Corp.	6.250%	9/15/2034	15,235	14,990
[4]	FirstCash Inc.	4.625%	9/1/2028	30,765	30,272
[4]	FirstCash Inc.	5.625%	1/1/2030	19,515	19,445
[4]	FirstCash Inc.	6.875%	3/1/2032	13,625	13,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,8]	FirstCash Inc.	6.125%	5/1/2034	31,205	31,135
[4]	Focus Financial Partners LLC	6.750%	9/15/2031	72,505	73,895
[4]	Freedom Mortgage Corp.	6.625%	1/15/2027	26,935	26,939
[4]	Freedom Mortgage Corp.	12.250%	10/1/2030	20,790	22,558
[4]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	15,641	16,203
[4]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	47,635	45,936
[4]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	16,625	17,221
[4]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	26,510	26,859
[4]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	33,935	33,099
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	26,758	27,003
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	27,368	28,501
[4]	GGAM Finance Ltd.	6.875%	4/15/2029	17,535	17,984
[4]	GGAM Finance Ltd.	5.875%	3/15/2030	21,995	22,170
[4]	goeasy Ltd.	9.250%	12/1/2028	16,985	16,058
[4]	goeasy Ltd.	7.625%	7/1/2029	20,537	18,393
[4]	goeasy Ltd.	6.875%	5/15/2030	7,005	5,926
[4]	goeasy Ltd.	6.875%	2/15/2031	11,200	9,305
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	42,217	42,459
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	52,621	50,261
[4]	HUB International Ltd.	7.250%	6/15/2030	62,475	64,625
[4]	Intesa Sanpaolo SpA	4.198%	6/1/2032	9,050	8,553
[4]	Nationstar Mortgage Holdings LLC	5.125%	12/15/2030	52,160	52,425
[4]	Nationstar Mortgage Holdings LLC	5.750%	11/15/2031	31,498	31,737
[4]	Nationstar Mortgage Holdings LLC	7.125%	2/1/2032	18,845	18,664
	Navient Corp.	6.750%	6/15/2026	910	912
	Navient Corp.	4.875%	3/15/2028	6,790	6,636
	Navient Corp.	5.500%	3/15/2029	39,865	38,314
	Navient Corp.	9.375%	7/25/2030	7,152	7,417
	Navient Corp.	5.625%	8/1/2033	6,576	5,593
	OneMain Finance Corp.	3.500%	1/15/2027	20,735	20,450
	OneMain Finance Corp.	3.875%	9/15/2028	20,205	19,531
	OneMain Finance Corp.	6.625%	5/15/2029	30,170	30,713
	OneMain Finance Corp.	6.125%	5/15/2030	4,345	4,329
	OneMain Finance Corp.	4.000%	9/15/2030	21,800	20,058
	OneMain Finance Corp.	6.750%	3/15/2032	20,760	20,756
	OneMain Finance Corp.	7.125%	9/15/2032	6,555	6,651
	OneMain Finance Corp.	6.500%	3/15/2033	13,605	13,326
	OneMain Finance Corp.	6.750%	9/15/2033	10,661	10,487
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	74,679	75,047
[4]	PennyMac Financial Services Inc.	4.250%	2/15/2029	30,140	28,767
[4]	PennyMac Financial Services Inc.	7.875%	12/15/2029	10,660	11,071
[4]	PennyMac Financial Services Inc.	7.125%	11/15/2030	24,620	24,922
[4]	PennyMac Financial Services Inc.	5.750%	9/15/2031	3,885	3,697
[4]	PennyMac Financial Services Inc.	6.875%	5/15/2032	40,090	39,662
[4]	PennyMac Financial Services Inc.	6.875%	2/15/2033	23,215	22,820
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	19,630	20,138
[4]	Rfna LP	7.875%	2/15/2030	26,250	25,991
[4]	Rocket Cos. Inc.	6.500%	8/1/2029	13,955	14,235
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	69,140	70,200
[4]	Rocket Cos. Inc.	7.125%	2/1/2032	9,007	9,314
[4]	Rocket Cos. Inc.	6.375%	8/1/2033	57,678	58,488
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	33,381	33,082
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	20,840	19,958
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	10,710	9,947
[4]	Ryan Specialty LLC	5.875%	8/1/2032	21,807	21,828
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	85,532	85,390
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	2,307	2,391
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	17,280	17,458
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	7,120	7,322
[4]	Stonebriar ABF Issuer LLC	8.125%	12/15/2030	63,155	66,258
[4]	United Wholesale Mortgage LLC	5.750%	6/15/2027	18,225	18,145
[4]	UWM Holdings LLC	6.625%	2/1/2030	15,225	14,614
[4]	WEX Inc.	6.500%	3/15/2033	8,760	8,720
					2,419,733
Health Care (6.9%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	112,737	116,448
[4]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	22,472	22,303
[4]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	38,597	37,831
[4]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	14,078	14,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Avantor Funding Inc.	4.625%	7/15/2028	40,965	40,373
[4]	Avantor Funding Inc.	3.875%	11/1/2029	20,550	19,527
[4]	Bausch & Lomb Corp.	8.375%	10/1/2028	56,102	58,009
[4]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	50,380	50,033
[4]	Charles River Laboratories International Inc.	4.250%	5/1/2028	16,625	16,326
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	18,975	18,148
[4]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	7,714	7,665
[4]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	26,450	26,003
[4]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	17,040	16,091
[4]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	26,325	24,618
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	49,715	53,380
[4]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	39,275	40,515
	CVS Health Corp.	6.750%	12/10/2054	17,000	17,613
	CVS Health Corp.	7.000%	3/10/2055	56,100	58,208
[4]	DaVita Inc.	4.625%	6/1/2030	11,017	10,666
[4]	DaVita Inc.	3.750%	2/15/2031	34,490	32,001
[4]	DaVita Inc.	6.875%	9/1/2032	20,725	21,401
[4]	DaVita Inc.	6.750%	7/15/2033	2,570	2,649
[4]	Endo Finance Holdings LP	8.500%	4/15/2031	41,137	43,616
[4]	Genmab A/S / Genmab Finance LLC	6.250%	12/15/2032	50,760	52,053
[4]	Genmab A/S / Genmab Finance LLC	7.250%	12/15/2033	14,625	15,247
[4,5]	Grifols SA	3.875%	10/15/2028	23,491	27,024
[4]	Grifols SA	4.750%	10/15/2028	17,445	17,200
[4,5]	Grifols SA	7.125%	5/1/2030	13,025	15,868
	HCA Inc.	5.875%	2/1/2029	16,720	17,182
[4]	IQVIA Inc.	5.000%	10/15/2026	41,558	41,561
[4]	IQVIA Inc.	5.000%	5/15/2027	28,152	28,116
[4]	IQVIA Inc.	6.250%	6/1/2032	18,058	18,424
[4]	Jazz Securities DAC	4.375%	1/15/2029	22,850	22,353
[4]	LifePoint Health Inc.	7.000%	5/1/2034	8,115	7,917
[4]	Medline Borrower LP	3.875%	4/1/2029	70,710	68,730
[4]	Medline Borrower LP	5.250%	10/1/2029	74,444	74,094
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	20,930	21,400
[4,5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	2.875%	4/30/2028	8,487	9,832
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	26,284	25,959
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/2031	15,417	15,319
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	15,603	16,443
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/2034	15,550	16,669
[4]	Radiology Partners Inc.	8.500%	7/15/2032	13,070	12,987
[5]	RAY Financing LLC	6.500%	7/15/2031	5,697	6,735
[4,5]	Rossini Sarl	6.750%	12/31/2029	14,530	17,637
[5]	Rossini Sarl	6.750%	12/31/2029	3,500	4,248
[4]	Star Parent Inc.	9.000%	10/1/2030	78,907	82,630
	Teleflex Inc.	4.625%	11/15/2027	1,938	1,929
[4]	Teleflex Inc.	4.250%	6/1/2028	34,312	33,807
	Tenet Healthcare Corp.	5.125%	11/1/2027	4,670	4,668
	Tenet Healthcare Corp.	4.625%	6/15/2028	19,080	18,937
	Tenet Healthcare Corp.	6.125%	10/1/2028	19,293	19,310
	Tenet Healthcare Corp.	4.250%	6/1/2029	10,405	10,131
	Tenet Healthcare Corp.	4.375%	1/15/2030	32,235	31,229
	Tenet Healthcare Corp.	6.125%	6/15/2030	60,510	60,849
	Tenet Healthcare Corp.	6.750%	5/15/2031	41,920	43,094
[4]	Tenet Healthcare Corp.	5.500%	11/15/2032	41,630	41,565
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	24,276	24,095
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	5,358	5,345
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	30,510	31,323
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10,582	10,603
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	5,480	5,898
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5,725	6,450
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	34,735	36,162
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	12,560	9,674
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	7,150	7,325
					1,785,857
Industrials (7.5%)
[4]	ADT Security Corp.	5.875%	10/15/2033	6,497	6,398
[4]	Air Canada	3.875%	8/15/2026	50,323	50,195
[4]	Allied Universal Holdco LLC	7.875%	2/15/2031	31,200	32,746
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	51,193	52,678
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	13,460	13,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allison Transmission Inc.	4.750%	10/1/2027	1,940	1,935
[4]	Allison Transmission Inc.	5.875%	6/1/2029	2,340	2,362
[4]	Allison Transmission Inc.	3.750%	1/30/2031	1,461	1,372
[4]	Allison Transmission Inc.	5.875%	12/1/2033	5,470	5,518
[4]	American Airlines Inc.	7.250%	2/15/2028	10,312	10,450
[4]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	67,819	67,845
[4]	Aramark Services Inc.	5.000%	2/1/2028	37,167	37,070
	ATI Inc.	7.250%	8/15/2030	30,100	31,362
[4]	Bombardier Inc.	8.750%	11/15/2030	11,350	12,064
[4]	Bombardier Inc.	7.250%	7/1/2031	11,740	12,348
[4]	Bombardier Inc.	7.000%	6/1/2032	8,925	9,320
[4]	Bombardier Inc.	6.750%	6/15/2033	3,145	3,283
[4]	BWX Technologies Inc.	4.125%	6/30/2028	29,351	28,886
[4]	BWX Technologies Inc.	4.125%	4/15/2029	48,969	47,596
[4]	Chart Industries Inc.	7.500%	1/1/2030	6,290	6,531
[4]	Chart Industries Inc.	9.500%	1/1/2031	8,690	9,143
[4]	Clean Harbors Inc.	5.125%	7/15/2029	25,851	25,691
[4]	Clean Harbors Inc.	6.375%	2/1/2031	20,716	21,091
[4]	Clean Harbors Inc.	5.750%	10/15/2033	45,861	46,315
[4]	CompoSecure Holdings LLC	5.625%	2/1/2033	64,775	63,419
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	98,955	101,434
[4]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	13,110	13,573
[4]	Enpro Inc.	6.125%	6/1/2033	7,520	7,673
[4]	Entegris Inc.	4.375%	4/15/2028	52,005	51,301
[4]	Entegris Inc.	4.750%	4/15/2029	33,875	33,652
[4]	Entegris Inc.	3.625%	5/1/2029	2,581	2,469
[4]	Entegris Inc.	5.950%	6/15/2030	8,995	9,109
[4]	Esab Corp.	5.625%	4/1/2031	31,195	31,467
[4]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	80,351	76,827
[4]	Garda World Security Corp.	7.750%	2/15/2028	8,230	8,369
[4]	Garda World Security Corp.	6.500%	1/15/2031	10,520	10,748
[4]	Garda World Security Corp.	8.250%	8/1/2032	21,672	22,168
[4]	Gates Corp.	6.875%	7/1/2029	14,757	15,178
[4]	Genesee & Wyoming Inc.	6.250%	4/15/2032	17,975	18,395
[4]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	9,250	9,103
[4]	Goat Holdco LLC	6.750%	2/1/2032	46,040	47,179
[4]	Herc Holdings Inc.	6.625%	6/15/2029	8,785	9,002
[4]	Herc Holdings Inc.	7.000%	6/15/2030	6,875	7,155
[4]	Herc Holdings Inc.	5.750%	3/15/2031	6,975	6,988
[4]	Herc Holdings Inc.	7.250%	6/15/2033	14,309	14,981
[4]	Herc Holdings Inc.	6.000%	3/15/2034	4,200	4,163
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	76,126	70,800
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	1,840	1,779
[4,5]	Q-Park Holding I BV	2.000%	3/1/2027	10,440	12,148
[4,5]	Q-Park Holding I BV	5.125%	3/1/2029	19,705	23,408
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	8,495	8,411
[4]	Reworld Holding Corp.	4.875%	12/1/2029	18,135	17,347
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	9,610	9,393
[4,5]	TK Elevator Midco GmbH	4.375%	7/15/2027	4,387	5,146
[4]	TK Elevator US Newco Inc.	5.250%	7/15/2027	7,330	7,331
[4]	TopBuild Corp.	3.625%	3/15/2029	1,940	1,928
[4]	TopBuild Corp.	4.125%	2/15/2032	6,605	6,600
[4]	TopBuild Corp.	5.625%	1/31/2034	10,340	10,471
[4]	TransDigm Inc.	6.750%	8/15/2028	71,776	72,777
	TransDigm Inc.	4.625%	1/15/2029	7,010	6,904
[4]	TransDigm Inc.	6.375%	3/1/2029	66,968	68,393
[4]	TransDigm Inc.	6.875%	12/15/2030	13,075	13,480
[4]	TransDigm Inc.	7.125%	12/1/2031	28,085	29,112
[4]	TransDigm Inc.	6.625%	3/1/2032	24,956	25,654
[4]	TransDigm Inc.	6.000%	1/15/2033	22,515	22,742
[4]	TransDigm Inc.	6.375%	5/31/2033	34,453	34,752
[4]	TransDigm Inc.	6.250%	1/31/2034	4,345	4,441
[4]	TransDigm Inc.	6.125%	7/31/2034	38,960	39,008
	United Airlines Holdings Inc.	4.875%	3/1/2029	6,920	6,834
	United Airlines Holdings Inc.	5.375%	3/1/2031	4,960	4,891
[4]	United Airlines Inc.	4.625%	4/15/2029	25,654	25,311
	United Rentals North America Inc.	4.875%	1/15/2028	44,021	43,932
	United Rentals North America Inc.	4.000%	7/15/2030	37,297	35,753
	United Rentals North America Inc.	3.875%	2/15/2031	16,500	15,610
[4]	United Rentals North America Inc.	5.375%	11/15/2033	11,250	11,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	22,560	23,033
[4]	WESCO Distribution Inc.	5.250%	4/15/2031	40,695	40,704
[4]	WESCO Distribution Inc.	6.625%	3/15/2032	18,045	18,681
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	9,535	9,839
[4]	WESCO Distribution Inc.	5.500%	4/15/2034	45,145	45,032
[4]	Williams Scotsman Inc.	4.625%	8/15/2028	15,360	15,183
[4]	Williams Scotsman Inc.	6.625%	6/15/2029	16,495	16,928
[4]	Williams Scotsman Inc.	7.375%	10/1/2031	14,200	14,776
					1,919,481
Materials (9.3%)
[4]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	18,336	18,607
[4]	Alcoa Nederland Holding BV	6.125%	5/15/2028	2,040	2,040
[4]	Alumina Pty Ltd.	6.125%	3/15/2030	3,495	3,572
[4]	Alumina Pty Ltd.	6.375%	9/15/2032	16,815	17,284
[4]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	3,585	3,724
[4]	ARC Falcon I Inc. / Arclin USA LLC / New Arclin US Holding Corp.	9.750%	3/1/2033	20,390	19,991
[4]	Ardagh Group SA	9.500%	12/1/2030	19,527	20,721
[4]	Ardagh Group SA	12.000%	12/1/2030	38,325	34,435
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	26,400	25,249
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	52,631	49,167
[4,5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	5.000%	1/30/2031	7,900	9,229
[4]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.250%	1/30/2031	10,470	10,546
[4]	Avient Corp.	7.125%	8/1/2030	47,805	48,708
[4]	Avient Corp.	6.250%	11/1/2031	6,020	6,105
[4]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	14,765	15,337
[4]	Axalta Coating Systems LLC	3.375%	2/15/2029	38,234	36,370
	Ball Corp.	6.000%	6/15/2029	11,620	11,821
	Ball Corp.	2.875%	8/15/2030	2,600	2,368
	Ball Corp.	5.500%	9/15/2033	3,460	3,467
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	22,093	22,135
[4]	Canpack Group Inc. / CANPACK SA	6.000%	5/15/2031	7,480	7,481
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	12,200	11,534
	Celanese US Holdings LLC	6.500%	4/15/2030	29,835	30,519
	Celanese US Holdings LLC	7.000%	2/15/2031	16,780	17,456
	Celanese US Holdings LLC	6.750%	4/15/2033	44,535	45,853
	Celanese US Holdings LLC	7.375%	2/15/2034	34,670	36,277
[4]	Chemours Co.	5.750%	11/15/2028	16,642	16,617
[4]	Chemours Co.	4.625%	11/15/2029	23,017	22,096
[4]	Chemours Co.	7.875%	3/15/2034	9,838	10,062
[4]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	10,272	9,903
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	30,440	31,010
[4]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2,910	2,900
[4]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	25,834	26,277
[4]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	15,570	15,719
[4]	Cleveland-Cliffs Inc.	7.625%	1/15/2034	9,560	9,655
[4]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	27,900	27,452
[4]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	26,170	25,645
[4]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	26,880	24,384
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	43,025	40,453
	Commercial Metals Co.	4.125%	1/15/2030	8,740	8,376
	Commercial Metals Co.	4.375%	3/15/2032	19,045	17,920
[4]	Commercial Metals Co.	5.750%	11/15/2033	34,324	34,332
[4]	Commercial Metals Co.	6.000%	12/15/2035	37,605	37,565
[4]	Constellium SE	5.625%	6/15/2028	15,529	15,518
[4]	Constellium SE	3.750%	4/15/2029	36,000	34,668
[4,5]	Constellium SE	5.375%	8/15/2032	14,925	18,037
[4]	Constellium SE	6.375%	8/15/2032	7,320	7,505
	Crown Americas LLC	5.875%	6/1/2033	15,085	15,194
[4]	Element Solutions Inc.	3.875%	9/1/2028	35,633	34,740
[4]	First Quantum Minerals Ltd.	8.625%	6/1/2031	5,325	5,551
[4]	First Quantum Minerals Ltd.	8.000%	3/1/2033	17,166	18,035
[4]	First Quantum Minerals Ltd.	7.250%	2/15/2034	4,000	4,116
	FMC Corp.	3.450%	10/1/2029	1,030	936
	FMC Corp.	5.650%	5/18/2033	15,410	13,589
	FMC Corp.	8.450%	11/1/2055	17,903	11,856
[4]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	10,676	10,896
[4]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	34,348	32,887
[4]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	21,227	21,942
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	7,060	7,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	60,212	58,217
[4]	Graphic Packaging International LLC	3.500%	3/1/2029	10,705	10,138
[4]	Graphic Packaging International LLC	3.750%	2/1/2030	26,073	24,333
[4]	Graphic Packaging International LLC	6.375%	7/15/2032	15,735	15,727
[4]	Hudbay Minerals Inc.	6.125%	4/1/2029	30,156	30,288
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	23,110	23,109
[4]	JH North America Holdings Inc.	6.125%	7/31/2032	37,727	37,837
[4]	Magnera Corp.	7.250%	11/15/2031	21,414	20,048
[4]	NOVA Chemicals Corp.	5.250%	6/1/2027	33,179	33,183
[4]	NOVA Chemicals Corp.	8.500%	11/15/2028	12,935	13,430
[4]	NOVA Chemicals Corp.	4.250%	5/15/2029	15,403	15,071
[4]	NOVA Chemicals Corp.	9.000%	2/15/2030	28,364	29,943
[4]	NOVA Chemicals Corp.	7.000%	12/1/2031	15,770	16,688
[4]	Novelis Corp.	4.750%	1/30/2030	35,840	34,346
[4]	Novelis Corp.	3.875%	8/15/2031	20,014	18,178
[4]	Novelis Corp.	6.375%	8/15/2033	4,070	4,086
[4]	Olympus Water US Holding Corp.	4.250%	10/1/2028	35,530	34,558
[4]	Olympus Water US Holding Corp.	7.250%	6/15/2031	75,627	76,050
[4]	Olympus Water US Holding Corp.	6.750%	8/1/2032	49,623	48,123
[4]	Olympus Water US Holding Corp.	7.250%	2/15/2033	68,018	66,488
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	35,665	35,677
[4]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	40,473	38,717
[4]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	46,884	44,236
[4]	Qnity Electronics Inc.	5.750%	8/15/2032	62,685	63,354
[4]	Qnity Electronics Inc.	6.250%	8/15/2033	26,145	26,738
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	56,139	56,992
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	22,565	22,878
[5]	Silgan Holdings Inc.	2.250%	6/1/2028	23,045	26,111
[4]	SNF Group SACA	3.375%	3/15/2030	3,150	2,940
[4]	Standard Building Solutions Inc.	6.500%	8/15/2032	8,577	8,670
[4]	Standard Building Solutions Inc.	6.250%	8/1/2033	9,545	9,544
[4]	Standard Industries Inc.	4.750%	1/15/2028	29,839	29,666
[4]	Standard Industries Inc.	4.375%	7/15/2030	39,150	37,388
[4]	Standard Industries Inc.	3.375%	1/15/2031	48,750	44,260
[4]	Sword Purchaser LLC	8.250%	4/15/2033	32,235	32,984
[4,5]	Trivium Packaging Finance BV	6.625%	7/15/2030	11,385	13,688
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	21,483	22,450
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	17,525	19,110
[4]	Tronox Inc.	4.625%	3/15/2029	54,595	45,674
[4]	Tronox Inc.	9.125%	9/30/2030	21,483	21,812
[4]	Windsor Holdings III LLC	8.500%	6/15/2030	34,375	35,945
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	18,763	17,907
[4]	WR Grace Holdings LLC	7.375%	3/1/2031	11,023	11,138
[4]	WR Grace Holdings LLC	6.625%	8/15/2032	1,482	1,471
[4]	WR Grace Holdings LLC	7.000%	8/1/2033	2,886	2,881
					2,404,911
Real Estate (2.0%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	8,732	8,523
	Brandywine Operating Partnership LP	8.300%	3/15/2028	3,160	3,286
	Brandywine Operating Partnership LP	8.875%	4/12/2029	36,432	38,154
	Brandywine Operating Partnership LP	4.550%	10/1/2029	8,950	8,324
	Brandywine Operating Partnership LP	6.125%	1/15/2031	39,285	36,555
[4]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	14,705	15,475
	Hudson Pacific Properties LP	3.950%	11/1/2027	25,575	24,728
	Hudson Pacific Properties LP	5.950%	2/15/2028	35,106	34,262
	Hudson Pacific Properties LP	4.650%	4/1/2029	26,225	23,485
	Hudson Pacific Properties LP	3.250%	1/15/2030	26,055	22,249
[4]	Iron Mountain Inc.	4.875%	9/15/2027	36,420	36,348
[4]	Iron Mountain Inc.	7.000%	2/15/2029	33,400	34,136
[4]	Iron Mountain Inc.	4.875%	9/15/2029	55,156	54,358
[4]	Iron Mountain Inc.	5.250%	7/15/2030	15,900	15,778
[4]	Iron Mountain Inc.	4.500%	2/15/2031	11,180	10,741
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	4,600	3,811
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	13,620	9,785
[4,5]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	15,060	17,803
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	39,095	40,608
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	10,325	10,599
[4]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	3,365	3,466
[4]	RHP Hotel Properties LP / RHP Finance Corp.	5.750%	3/15/2034	5,320	5,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SBA Communications Corp.	3.875%	2/15/2027	11,065	10,998
	SBA Communications Corp.	3.125%	2/1/2029	10,805	10,402
[4]	Service Properties Trust	0.000%	9/30/2027	6,600	6,068
	Service Properties Trust	3.950%	1/15/2028	7,872	7,635
	Service Properties Trust	8.875%	6/15/2032	15,040	15,428
[4]	XHR LP	4.875%	6/1/2029	5,760	5,654
[4]	XHR LP	6.625%	5/15/2030	6,175	6,324
					520,274
Technology (5.3%)
[4]	Amentum Holdings Inc.	7.250%	8/1/2032	31,725	32,843
[4]	AthenaHealth Group Inc.	6.500%	2/15/2030	81,700	77,857
[4]	CACI International Inc.	6.375%	6/15/2033	33,135	33,902
[4,11]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	4,685	2,460
[4,11]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	18,459	9,876
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	92,171	89,756
[4]	Cloud Software Group Inc.	9.000%	9/30/2029	74,298	72,939
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	77,251	73,370
[4]	Cloud Software Group Inc.	6.625%	8/15/2033	25,385	22,764
[4]	Coherent Corp.	5.000%	12/15/2029	37,855	37,461
	Cotiviti Corp.	7.625%	5/1/2031	7,752	7,332
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	11,875	11,693
[4]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	40,150	40,647
[4]	Gen Digital Inc.	6.250%	4/1/2033	9,380	9,141
[4]	Ingram Micro Inc.	4.750%	5/15/2029	157,582	154,794
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	7,185	7,403
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	6,768	7,071
[4]	McAfee Corp.	7.375%	2/15/2030	114,276	92,556
[4]	NCR Atleos Corp.	9.500%	4/1/2029	35,410	37,675
	Nokia of America Corp.	6.500%	1/15/2028	56,315	56,016
	Nokia of America Corp.	6.450%	3/15/2029	88,727	90,289
[4]	Open Text Corp.	3.875%	2/15/2028	55,222	53,414
[4]	Open Text Corp.	3.875%	12/1/2029	43,220	39,035
[4]	Open Text Holdings Inc.	4.125%	2/15/2030	19,210	17,305
	Oracle Corp.	3.950%	3/25/2051	31,900	20,061
	Oracle Corp.	6.700%	2/4/2056	20,900	19,258
[4]	Rocket Software Inc.	9.000%	11/28/2028	55,745	55,386
[4]	Rocket Software Inc.	6.500%	2/15/2029	57,107	50,823
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	101,428	101,418
[4]	UKG Inc.	6.875%	2/1/2031	43,220	42,045
					1,366,590
Utilities (2.4%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	17,666	17,738
[4]	California Buyer Ltd. / Atlantica Sustainable Infrastructure plc	6.375%	2/15/2032	10,515	10,461
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	30,596	30,390
[4]	Clearway Energy Operating LLC	3.750%	2/15/2031	92,260	86,358
[4]	Clearway Energy Operating LLC	3.750%	1/15/2032	15,926	14,671
[4]	Clearway Energy Operating LLC	5.750%	1/15/2034	10,285	10,290
	Edison International	8.125%	6/15/2053	13,050	13,383
	Edison International	7.875%	6/15/2054	40,950	42,202
[4]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	42,165	42,334
[4]	NRG Energy Inc.	5.750%	7/15/2029	7,575	7,569
[4]	NRG Energy Inc.	5.750%	1/15/2034	15,850	15,733
[4]	NRG Energy Inc.	6.250%	11/1/2034	22,010	22,272
[4]	NRG Energy Inc.	6.000%	1/15/2036	19,805	19,668
[4]	NRG Energy Inc.	6.125%	5/15/2036	8,575	8,542
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	4,535	4,462
[4]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	12,970	12,477
[4]	Talen Energy Supply LLC	6.250%	2/1/2034	15,690	15,564
[4]	Talen Energy Supply LLC	6.500%	2/1/2036	11,775	11,825
[4]	TerraForm Power Operating LLC	5.000%	1/31/2028	16,097	15,938
[4]	TerraForm Power Operating LLC	4.750%	1/15/2030	10,140	9,818
[4]	Vistra Operations Co. LLC	7.750%	10/15/2031	24,202	25,384
[4]	Vistra Operations Co. LLC	6.875%	4/15/2032	5,570	5,814
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	7,790	7,732
[4]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	70,442	73,264
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	32,685	34,905
[4]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	18,235	19,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	XPLR Infrastructure Operating Partners LP	7.750%	4/15/2034	24,968	26,164
					604,502
Total Corporate Bonds (Cost $22,151,502)					22,217,736
Floating Rate Loan Interests (3.5%)
[9]	American Airlines Inc. Term Loan B, TSFR3M + 2.750%	6.425%	5/28/2032	12,606	12,540
[9]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	11,612	11,494
[9]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	7.902%	9/19/2030	8,356	8,354
[9]	Asurion LLC Term Loan B-14, TSFR3M + 3.750%	7.413%	2/23/2033	15,858	15,593
[9]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	6.402%	2/15/2029	29,622	29,496
[9]	Barnes Group Inc. Term Loan B, TSFR1M + 2.500%	6.152%	1/27/2032	9,666	9,669
[9]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.750%	7.402%	1/15/2031	42,401	42,586
[9]	Beach Acquisition Bidco LLC Term Loan B, TSFR3M + 3.250%	6.950%	9/12/2032	16,852	16,921
[9]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.000%	5.660%	10/16/2031	33,866	34,024
[9,12]	Betclic Everest Group	—%	12/10/2031	1,730	1,734
[9]	Boots Group Bidco Ltd. Term Loan, TSFR3M + 3.250%	6.924%	8/30/2032	12,773	12,837
[9]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.152%	7/1/2031	20,192	20,282
[9]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	6.950%	7/6/2029	9,328	4,897
[9]	Chobani LLC Term Loan B, TSFR1M + 2.250%	5.902%	10/28/2032	6,170	6,202
[9]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.152%	5/6/2030	6,552	6,577
[9]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	6.402%	1/28/2032	41,208	41,388
[9]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	6.415%	3/26/2032	13,255	12,128
[9]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	6.402%	1/31/2030	11,598	11,646
[9]	Dayforce Inc. Term Loan, TSFR3M + 3.000%	6.663%	2/4/2033	57,365	54,040
[5,9,12]	Electronic Arts Inc.	—%	3/24/2033	17,710	19,008
[9]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 3.750%	7.402%	4/23/2031	34,417	33,987
[9]	First Student Bidco Inc. Term Loan B, TSFR3M + 2.250%	5.950%	8/15/2030	6,517	6,523
[9]	First Student Bidco Inc. Term Loan C, TSFR3M + 2.250%	5.950%	8/15/2030	1,193	1,194
[9]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	6.661%	6/27/2031	17,484	17,397
[9]	Froneri Lux Finco Sarl Term Loan B-6, TSFR6M + 2.250%	5.877%	9/30/2032	14,408	14,296
[9]	Graham Packaging Co. Inc. Term Loan B, TSFR1M + 2.250%	5.902%	1/26/2033	2,775	2,769
[9]	Gryphon Acquire Newco LLC Term Loan B, TSFR3M + 3.000%	6.675%	9/13/2032	9,545	9,565
[9]	Hologic Inc. Term Loan B, TSFR3M + 2.250%	5.924%	4/7/2033	31,270	31,104
[9]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 2.750%	6.402%	2/15/2031	26,076	25,667
[9]	HUB International Ltd. Term Loan B, TSFR3M + 2.250%	5.922%	6/20/2030	21,767	21,819
[9]	IRB Holding Corp. Term Loan B, TSFR1M + 2.500%	6.154%	12/16/2030	43,260	43,338
[9]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	8.435%	8/27/2029	26,152	23,177
[9]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	7.502%	6/6/2031	17,305	14,467
[5,9,12]	LSF12 Pillar Investments Sarl	—%	4/30/2033	9,060	10,580
[9]	McAfee LLC Term Loan B, TSFR1M + 3.000%	6.652%	3/1/2029	35,233	30,947
[9]	Medline Borrower LP Term Loan B, TSFR1M + 1.750%	5.402%	10/23/2028	5,045	5,063
[9]	Men's Wearhouse Inc. Term Loan B, TSFR3M + 5.750%	9.414%	1/28/2031	13,145	13,244
[9]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	5.942%	8/16/2030	15,761	15,774
[9]	Opal Bidco SAS Term Loan B-4, TSFR3M + 3.000%	6.700%	4/28/2032	18,580	18,649
[9]	Qnity Electronics Inc. Term Loan B, TSFR1M + 2.000%	5.652%	11/1/2032	7,167	7,185
[9]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	5.902%	2/10/2032	13,454	13,458
[9]	Rocket Software Inc. Term Loan B, TSFR1M + 3.750%	7.402%	11/28/2028	11,870	11,303
[9]	Sazerac Co. Inc. Term Loan B, TSFR1M + 2.000%	5.660%	7/9/2032	18,387	18,364
[9]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 2.500%	6.152%	7/31/2031	22,846	22,679
[9]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	7.502%	10/16/2028	22,339	19,498
[9]	Staples Inc. Term Loan B, TSFR3M + 5.750%	9.414%	9/4/2029	9,638	9,001
[9]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	7.700%	9/27/2030	32,338	32,329
[9]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 2.750%	6.442%	4/30/2030	1,240	1,250
[9]	TK Elevator Midco GmbH Term Loan B, TSFR6M + 2.750%	6.377%	4/30/2030	7,065	7,124
[9]	TKO Worldwide Holdings LLC Term Loan, TSFR3M + 2.000%	5.664%	11/21/2031	2,723	2,729
[9]	TransDigm Inc. Term Loan L, TSFR1M + 2.500%	6.152%	1/19/2032	618	619
[9]	TransDigm Inc. Term Loan N, TSFR1M + 2.500%	6.152%	2/13/2033	1,935	1,937
[9]	Treehouse Foods Inc. Term Loan B, TSFR1M + 4.250%	7.902%	2/11/2033	22,440	22,594
[9]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	8.450%	5/6/2032	24,486	24,180
[9]	Versant Media Group Inc. Term Loan B, TSFR3M + 3.500%	7.200%	1/30/2031	3,435	3,440
Total Floating Rate Loan Interests (Cost $927,138)					908,666
				Shares
Common Stocks (0.1%)
*	Yeoman Capital SA			2,617,211	19,566
*	Luxco Co. Ltd.			353,998	7,317
Total Common Stocks (Cost $71,223)					26,883

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (0.4%)
[13]	Vanguard Market Liquidity Fund	3.685%		1,116,709	111,660
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.8%)
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $22,002, collateralized by U.S. Government Agency Obligations 2.000%–7.500%, 9/15/2027–4/15/2061, with a value of $22,440)	3.650%	5/1/2026	22,000	22,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $25,003, collateralized by U.S. Treasury Obligations 1.375%–4.750%, 8/31/2032–2/15/2056, with a value of $25,500)	3.650%	5/1/2026	25,000	25,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $35,004, collateralized by U.S. Government Agency Obligations 5.000%–6.000%, 8/1/2055–3/1/2056, with a value of $35,701)	3.660%	5/1/2026	35,000	35,000
	Credit Agricole Securities (Dated 4/30/2026, Repurchase Value $143,915, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.950%, 7/31/2026–10/22/2055, with a value of $146,778)	3.640%	5/1/2026	143,900	143,900
	JP Morgan Securities, LLC (Dated 4/30/2026, Repurchase Value $150,415, collateralized by U.S. Treasury Obligations 1.375%–2.375%, 5/15/2027–10/31/2028, with a value of $153,408)	3.640%	5/1/2026	150,400	150,400
	JP Morgan Securities, LLC (Dated 4/30/2026, Repurchase Value $155,016, collateralized by U.S. Treasury Obligations 3.875%, 9/30/2029, with a value of $158,100)	3.640%	5/1/2026	155,000	155,000
	Nomura International plc (Dated 4/30/2026, Repurchase Value $140,014, collateralized by U.S. Treasury Obligations 3.500%–4.625%, 9/30/2027–2/15/2033, with a value of $142,800)	3.640%	5/1/2026	140,000	140,000
	TD Securities (USA) LLC (Dated 4/30/2026, Repurchase Value $33,003, collateralized by U.S. Treasury Obligations 0.875%, 9/30/2026, with a value of $33,660)	3.650%	5/1/2026	33,000	33,000
					704,300
Total Temporary Cash Investments (Cost $815,960)					815,960
Total Investments (98.6%) (Cost $25,398,543)					25,396,667
Other Assets and Liabilities—Net (1.4%)					351,140
Net Assets (100%)					25,747,807
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $4,696 have been segregated as collateral for open forward currency contracts.
2	Securities with a value of $31,965 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $47,928 have been segregated as initial margin for open centrally cleared swap contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $18,734,451, representing 72.8% of net assets.
5	Face amount denominated in euro.
6	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7	Payment-in-kind (PIK) security which may pay interest as additional principal.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in British pounds.
11	Security value determined using significant unobservable inputs.
12	Represents an unsettled loan as of April 30, 2026. The coupon rate is not known until the settlement date.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2026	3,869	801,367	(6,536)
5-Year U.S. Treasury Note	June 2026	9,371	1,010,531	(12,861)
10-Year U.S. Treasury Note	June 2026	2,649	292,963	(6,392)
Long U.S. Treasury Bond	June 2026	529	59,694	(2,273)
Ultra 10-Year U.S. Treasury Note	June 2026	1,931	217,931	(5,195)
Ultra Long U.S. Treasury Bond	June 2026	113	12,999	(606)
				(33,863)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2026	(260)	(53,853)	79
5-Year U.S. Treasury Note	June 2026	(136)	(14,666)	60
10-Year U.S. Treasury Note	June 2026	(399)	(44,127)	161
Euro-Bobl	June 2026	(1,565)	(212,054)	2,896
Euro-Bund	June 2026	(50)	(7,356)	93
Euro-Schatz	June 2026	(1,331)	(165,195)	1,420
Long U.S. Treasury Bond	June 2026	(3)	(339)	—
Ultra Long U.S. Treasury Bond	June 2026	(15)	(1,725)	52
				4,761
				(29,102)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	701	USD	823	1	—
JPMorgan Chase Bank, N.A.	5/29/2026	USD	970	CAD	1,325	—	(7)
BNP Paribas	5/29/2026	USD	581,801	EUR	497,048	—	(2,381)
State Street Bank & Trust Co.	6/17/2026	USD	61,158	EUR	52,623	—	(740)
Wells Fargo Bank N.A.	6/17/2026	USD	8,176	EUR	7,058	—	(126)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	5,175	EUR	4,448	—	(57)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	3,783	EUR	3,201	18	—
UBS AG	5/29/2026	USD	3,055	EUR	2,609	—	(11)
UBS AG	5/29/2026	USD	2,394	EUR	2,035	2	—
Goldman Sachs International	5/29/2026	USD	40,621	GBP	30,129	—	(376)
						21	(3,698)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V1	6/21/2031	USD	612,255	5.000	47,201	17,905
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
D.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,427,422	—	1,427,422
Corporate Bonds	—	22,205,400	12,336	22,217,736
Floating Rate Loan Interests	—	908,666	—	908,666
Common Stocks	—	26,883	—	26,883
Temporary Cash Investments	111,660	704,300	—	815,960
Total	111,660	25,272,671	12,336	25,396,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,761	—	—	4,761
Forward Currency Contracts	—	21	—	21
Swap Contracts[1]	—	17,905	—	17,905
Total	4,761	17,926	—	22,687
Liabilities
Futures Contracts[1]	(33,863)	—	—	(33,863)
Forward Currency Contracts	—	(3,698)	—	(3,698)
Total	(33,863)	(3,698)	—	(37,561)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.